Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000022588 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022588 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022588 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022588 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022588 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022588 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022588 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022588 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022588 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022588 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022588 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022588 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000022588 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000022588 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022588 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022588 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022590 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022590 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022590 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022590 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022590 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022590 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022590 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022590 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022590 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022590 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022590 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022590 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022590 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000022590 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000022590 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022590 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022590 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022589 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022589 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022589 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022589 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022589 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022589 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022589 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022589 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022589 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022589 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022589 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022589 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000022589 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000022589 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022589 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022589 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022594 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022594 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022594 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022594 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022594 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022594 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022594 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022594 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022594 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022594 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022594 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000022594 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022594 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022594 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000022594 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000022594 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022594 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022595 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022595 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022595 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022595 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022595 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022595 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022595 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022595 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022595 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022595 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022595 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000022595 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022595 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022595 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000022595 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000022595 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022595 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022593 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022593 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022593 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022593 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022593 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022593 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022593 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022593 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022593 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022593 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022593 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000022593 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022593 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022593 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000022593 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000022593 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022593 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022598 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022598 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022598 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022598 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022598 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022598 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022598 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022598 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022598 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022598 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022598 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000022598 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022598 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022598 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000022598 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000022598 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022598 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022600 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022600 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022600 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022600 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022600 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022600 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022600 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022600 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022600 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022600 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022600 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000022600 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022600 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022600 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000022600 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000022600 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022600 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022599 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022599 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022599 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022599 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022599 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022599 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022599 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022599 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022599 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022599 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022599 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000022599 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022599 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022599 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000022599 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000022599 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022599 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022604 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022604 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022604 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022604 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022604 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022604 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022604 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022604 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022604 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022604 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000022604 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022604 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022604 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000022604 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000022604 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022604 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022605 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022605 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022605 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022605 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022605 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022605 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022605 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022605 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022605 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022605 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000022605 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022605 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022605 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000022605 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000022605 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022605 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022603 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022603 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022603 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022603 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022603 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022603 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022603 [Member] | Bank loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022603 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022603 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022603 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000022603 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022603 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022603 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000022603 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000022603 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022603 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%